UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  February 15, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  48
Form 13F Information Table Value Total:  $164,160
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE

                                              VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
AKAMAI TECHNOLOGIES       COM   00971T101      1348    67645    SH          SOLE               58005            9640
ANHEUSER BUSCH CO INC     COM   035229103      3860    89840    SH          SOLE               86690            3150
APACHE CORP               COM   037411105      1372    20018    SH          SOLE               16954            3064
AT&T INC.                 COM   00206R102      4089    166956   SH          SOLE               162282           4674
BANK OF AMERICA CORP      COM   060505104      2894    62712    SH          SOLE               60952            1760
BORDERS GROUP             COM   099709107      5444    251235   SH          SOLE               241260           9975
BP PLC ADR                ADR   055622104      1684    26220    SH          SOLE               22990            3230
BRISTOL-MEYERS SQUIBB CO  COM   110122108      5936    258294   SH          SOLE               249114           9180
CADBURY SCHWEPPES ADR     COM   127209302      1334    34840    SH          SOLE               29280            5560
CCE SPINCO INC            COM   14985W109      217     16540    SH          SOLE               15854            686
CHESAPEAKE ENERGY         COM   165167107      2027    63895    SH          SOLE               53095            10800
CIMAREX ENERGY CO         COM   171798101      1235    28720    SH          SOLE               23900            4820
CLEAR CHANNEL COMMUN      COM   184502102      4180    132905   SH          SOLE               127415           5490
COMCAST CORP CL A         COM   20030N101      1101    42490    SH          SOLE               36960            5530
CORN PRODUCTS INTL INC    COM   219023108      6422    268830   SH          SOLE               259870           8960
DEVON ENERGY CORP NEW     COM   25179M103      9146    146235   SH          SOLE               140765           5470
EASTMAN KODAK COMPANY     COM   277461109      4434    189473   SH          SOLE               181663           7810
EL PASO CORPORATION       COM   28336L109      1232    101310   SH          SOLE               86755            14555
ENERGY PARTNERS           COM   29270U105      3990    183090   SH          SOLE               176005           7085
FRESH DEL MONTE PRD ORDF  COM   G36738105      4083    179330   SH          SOLE               171020           8310
GENERAL MILLS INC         COM   370334104      7018    142292   SH          SOLE               137027           5265
GLOBAL SANTA FE           COM   3930E1017      7653    158945   SH          SOLE               153875           5070
GUIDANT CORP              COM   401698105      706     10899    SH          SOLE               8079             2820
HALLIBURTON CO HLDG CO    COM   406216101      1229    19834    SH          SOLE               16694            3140
HARMONY GLD MNG SP        ADR   413216300      1203    92160    SH          SOLE               76195            15965
HASBRO INC                COM   418056107      7158    354715   SH          SOLE               340805           13910
JDS UNIPHASE CORPORATION  COM   46612J101      511     216575   SH          SOLE               180425           36150
JETBLUE AIRWAYS CORP      COM   477143101      413     26880    SH          SOLE               20355            6525
KERR-MC GEE CORPORATION   COM   492386107      4186    46072    SH          SOLE               44340            1732
KIMBERLY CLARK CORP       COM   494368103      1324    22200    SH          SOLE               19070            3130
KING PHARMACEUTICALS      COM   495582108      6653    393205   SH          SOLE               381385           11820
KRAFT FOODS INC           COM   50075N104      6800    241400   SH          SOLE               232020           9380
LINENS'N THINGS           COM   535679104      4581    172210   SH          SOLE               164800           7410
LONE STAR TECHNOLOGIES    COM   542312103      1679    32500    SH          SOLE               26560            5940
MATTEL INCORPORATED       COM   577081102      945     59755    SH          SOLE               51555            8200
MC DONALDS CORP           COM   580135101      1273    37745    SH          SOLE               31045            6700
MERCK & CO                COM   589331107      359     11250    SH          SOLE               11250            0
MICROSOFT CORPORATION     COM   594972408      7075    270551   SH          SOLE               260701           9850
NEWELL RUBBERMAID INC     COM   651229106      4451    187193   SH          SOLE               180993           6200
NOKIA CORP SPON ADR       ADR   654902204      1278    69814    SH          SOLE               56994            12820
PEPSICO INC               COM   713448108      886     14995    SH          SOLE               11335            3660
PFIZER INC                COM   717081103      1500    64305    SH          SOLE               56005            8300
PLACER DOME INC           COM   725906101      7444    324640   SH          SOLE               313185           11455
SCHOLASTIC CORP           COM   807066105      1125    39450    SH          SOLE               34030            5420
SMITHFIELD FOODS INC      COM   832248108      5385    175970   SH          SOLE               169840           6130
SUNOCO INC                COM   86764P109      8878    113270   SH          SOLE               109210           4060
SYMANTEC CORP             COM   871503108      813     46484    SH          SOLE               37689            8795
TIME WARNER INC           COM   887317105      5606    321465   SH          SOLE               310200           11265

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